CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash	$ 889,332	$ 28,878	$ 161,323
Prepaid expenses	135,000	0
Other Assets	59,564	63,337	35,832
Total Current Assets	1,083,896	92,215
Property and equipment, net	2,557	0
Total Assets	1,086,453	92,215	197,155
Current Liabilities:
Accounts payable and accrued expenses	70,626	116,649	48,177
Accounts payable and accrued expenses - related party	216,035	441,700
Derivative liabilities	2,476,800	231,200	38,300
Covertible notes net of debt discount of $- and $43,167 at December 31, 2013 and 2012, respectively		0	258,039
Total Current Liabilities	2,763,461	789,549	344,516
Commitments and contingencies (Note 8)	0	0	0
Stockholders' Deficiency:
Preferred stock, $0.001 par value; 10,000,000 shares authorized; no shares issued and outstanding at June 30, 2014 and December 31, 2013	0	0
Common shares	23,246	14,155	127,637
Additional paid-in capital	4,047,077	3,229,522	1,882,363
Accumulated deficit	(5,747,331)	(3,941,011)	(2,157,361)
Total Stockholders' Deficiency	(1,677,008)	(697,334)	(147,361)
Total Liabilities and Stockholders' Deficiency	$ 1,086,453	$ 92,215	$ 197,155